VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—42.7%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 27,293	$ 23,941
U.S. Treasury Notes
1.750%, 5/31/22(1)	6,450	6,464
1.375%, 6/30/23	33,330	33,091
0.125%, 12/15/23	8,093	7,807
0.375%, 7/15/24	6,075	5,798
0.250%, 9/30/25	13,818	12,764
0.875%, 6/30/26	5,907	5,517
1.875%, 2/28/27	7,686	7,480
1.875%, 2/15/32	30,980	29,751
Total U.S. Government Securities (Identified Cost $136,357)		132,613

Mortgage-Backed Securities—25.8%
Agency—20.6%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	393	417
Pool #Q35611 4.000%, 9/1/45	1,101	1,137
Pool #V81992 4.000%, 10/1/45	735	766
Pool #G60661 4.000%, 7/1/46	811	842
Pool #Q42921 3.500%, 9/1/46	1,236	1,242
Pool #ZM5226 3.500%, 12/1/47	1,011	1,025
Pool #Q53881 4.500%, 1/1/48	1,065	1,123
Pool #ZT0509 3.000%, 8/1/48	373	368
Pool #Q61680 4.000%, 2/1/49	1,022	1,056
Pool #QA3079 3.500%, 10/1/49	522	526
Pool #QA4766 3.500%, 11/1/49	1,220	1,243
Pool #SD0164 3.500%, 12/1/49	2,019	2,038
Pool #QA8967 3.000%, 4/1/50	1,540	1,512
Pool #RA2622 3.000%, 5/1/50	458	450
Pool #QC2300 3.000%, 5/1/51	694	681
Pool #QC2692 3.000%, 6/1/51	736	725
Pool #QC2749 3.000%, 6/1/51	1,281	1,254
Pool #QC2868 3.000%, 6/1/51	127	125
Pool #QC2869 3.000%, 6/1/51	1,865	1,832
Pool #QC4721 3.000%, 7/1/51	2,447	2,404
Pool #QC5404 3.500%, 8/1/51	277	278
Pool #QD4125 3.500%, 1/1/52	1,066	1,071
	Par Value	Value

Agency—continued
Pool #QD6687 3.500%, 2/1/52	$ 759	$ 763
Pool #QD9468 3.500%, 4/1/52	903	911
Pool #QD9700 4.000%, 4/1/52	1,310	1,345
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	963	975
Pool #BE5050 4.000%, 9/1/45	1,664	1,737
Pool #BN8510 3.500%, 5/1/49	321	323
Pool #BO1345 3.500%, 8/1/49	1,373	1,385
Pool #BO1351 4.000%, 8/1/49	636	655
Pool #BO3024 3.500%, 10/1/49	964	971
Pool #BO4386 3.500%, 11/1/49	1,193	1,201
Pool #CA5122 3.000%, 2/1/50	1,439	1,414
Pool #FM8210 3.000%, 4/1/50	812	802
Pool #FM3181 4.000%, 4/1/50	294	305
Pool #BP5432 3.000%, 6/1/50	722	712
Pool #BR9135 3.000%, 5/1/51	653	640
Pool #FM7290 3.000%, 5/1/51	1,920	1,889
Pool #BT0907 3.000%, 6/1/51	710	696
Pool #BT1809 3.000%, 6/1/51	1,802	1,764
Pool #BT2849 3.000%, 6/1/51	1,632	1,601
Pool #FM7539 3.000%, 6/1/51	1,697	1,671
Pool #BT5686 3.000%, 7/1/51	1,663	1,632
Pool #FM9098 3.000%, 10/1/51	3,610	3,550
Pool #FS0268 3.500%, 1/1/52	1,743	1,752
Pool #BV3044 3.000%, 2/1/52	1,682	1,666
Pool #CB2760 3.500%, 2/1/52	5,073	5,094
Pool #BV7183 3.500%, 3/1/52	1,420	1,424
Pool #BU8882 4.000%, 3/1/52	3,105	3,176
Pool #FS1253 4.000%, 4/1/52	1,635	1,679
		63,848

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—5.2%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(2)	$ 200	$ 198
2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,442
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	1,830	1,816
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(2)(3)	1,495	1,388
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	948	896
2020-1, B1 144A 2.280%, 7/15/60(2)	760	716
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(2)	1,586	1,657
2012-BWTR, A 144A 2.954%, 11/5/34(2)	575	574
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 1.317%, 7/15/25(2)(3)	494	488
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(2)(3)	635	621
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	1,166
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(2)	1,885	1,743
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(2)	1,600	1,488
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	1,320	1,321
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.547%, 2/15/40(2)(3)	768	761
		16,275

Total Mortgage-Backed Securities (Identified Cost $82,866)		80,123

Asset-Backed Securities—5.7%
Credit Card—1.9%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.789%, 5/15/28(3)	3,024	2,997
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 1.157%, 5/14/29(3)	2,710	2,699
		5,696

Other—3.8%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	561	535
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(2)	1,781	1,595
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	983	971
	Par Value	Value

Other—continued
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	$ 1,970	$ 1,943
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(2)	1,100	1,026
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(2)	1,220	1,120
Taco Bell Funding LLC
2016-1A, A23 144A 4.970%, 5/25/46(2)	819	833
2021-1A, A23 144A 2.542%, 8/25/51(2)	1,396	1,210
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	1,425	1,304
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	1,297	1,283
		11,820

Total Asset-Backed Securities (Identified Cost $18,308)		17,516

Corporate Bonds and Notes—24.5%
Communication Services—1.9%
AT&T, Inc.
2.250%, 2/1/32	769	682
3.300%, 2/1/52	820	703
3.500%, 9/15/53	1,589	1,394
Magallanes, Inc. 144A 5.141%, 3/15/52(2)	1,632	1,669
Paramount Global
4.200%, 5/19/32	610	611
4.950%, 5/19/50	793	829
		5,888

Consumer Discretionary—3.5%
AutoNation, Inc. 3.850%, 3/1/32	1,668	1,615
Carnival Corp. 144A 9.875%, 8/1/27(2)	3,306	3,654
Ford Motor Co. 3.250%, 2/12/32	1,769	1,580
Hyatt Hotels Corp. 1.800%, 10/1/24	743	715
Kohl’s Corp. 3.375%, 5/1/31(4)	820	791
Lear Corp. 3.550%, 1/15/52	796	657
Marriott International, Inc. Series GG 3.500%, 10/15/32	945	899
Tapestry, Inc. 3.050%, 3/15/32	912	829
		10,740

Energy—3.5%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	375
Continental Resources, Inc. 144A 2.875%, 4/1/32(2)	1,146	1,022

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Enterprise Products Operating LLC 4.200%, 1/31/50	$ 771	$ 765
HollyFrontier Corp. 4.500%, 10/1/30	1,223	1,192
Petroleos Mexicanos 6.700%, 2/16/32	2,718	2,582
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,072	1,837
Plains All American Pipeline LP 3.800%, 9/15/30	1,571	1,541
Targa Resources Corp. 4.200%, 2/1/33	719	726
Williams Cos., Inc. (The) 3.500%, 10/15/51	919	804
		10,844

Financials—8.7%
AerCap Ireland Capital DAC
3.300%, 1/30/32	683	616
3.850%, 10/29/41	675	592
ANZ New Zealand Int’l Ltd. 144A 2.166%, 2/18/25(2)	550	536
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(2)	1,521	1,389
Bank of America Corp.
2.087%, 6/14/29	812	742
2.572%, 10/20/32	1,074	976
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(2)	876	767
Ford Motor Credit Co. LLC
2.900%, 2/16/28	1,255	1,134
4.000%, 11/13/30	1,920	1,808
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,627	1,580
3.600%, 6/21/30	1,557	1,489
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,739	1,589
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	826
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,100
0.824%, 6/1/25	945	901
Morgan Stanley
0.791%, 1/22/25	644	618
1.593%, 5/4/27	1,689	1,569
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(2)	799	777
Old Republic International Corp. 3.850%, 6/11/51	946	878
OneMain Finance Corp. 4.000%, 9/15/30	2,116	1,867
U.S. Bancorp 3.700% (5)	528	478
UBS Group AG 144A 4.875% (2)(5)	1,122	1,082
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	938	971
2020-1, B 4.875%, 1/15/26	501	495
	Par Value	Value

Financials—continued
Wells Fargo & Co.
3.526%, 3/24/28	$ 1,594	$ 1,591
3.350%, 3/2/33	684	665
		27,036

Health Care—1.2%
AbbVie, Inc. 4.250%, 11/21/49	1,404	1,457
Anthem, Inc. 1.500%, 3/15/26	1,496	1,410
Bristol-Myers Squibb Co. 4.250%, 10/26/49	364	397
CommonSpirit Health 4.187%, 10/1/49	557	554
		3,818

Industrials—2.7%
Boeing Co. (The)
3.625%, 2/1/31	2,015	1,961
5.805%, 5/1/50	2,296	2,651
Canadian Pacific Railway Co. 3.100%, 12/2/51	1,065	942
Honeywell International, Inc. 1.100%, 3/1/27	1,096	1,008
Triton Container International Ltd. 3.250%, 3/15/32	1,972	1,817
		8,379

Information Technology—0.5%
Micron Technology, Inc. 3.477%, 11/1/51	929	808
Western Digital Corp. 2.850%, 2/1/29	940	859
		1,667

Materials—1.4%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,332	1,491
LYB International Finance III LLC 3.625%, 4/1/51	631	571
Newmont Corp.
2.250%, 10/1/30	1,003	917
6.250%, 10/1/39	1,005	1,270
		4,249

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	860	746
Utilities—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	474	449
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	786	808
Pacific Gas and Electric Co. 2.500%, 2/1/31	736	635

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$ 750	$ 752
		2,644

Total Corporate Bonds and Notes (Identified Cost $79,950)		76,011

Total Long-Term Investments—98.7% (Identified Cost $317,481)		306,263

	Shares
Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(6)	5,375,206	5,375
Total Short-Term Investment (Identified Cost $5,375)		5,375

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(6)(7)	819,672	820
Total Securities Lending Collateral (Identified Cost $820)		820

TOTAL INVESTMENTS—100.7% (Identified Cost $323,676)		$312,458
Other assets and liabilities, net—(0.7)%		(2,063)
NET ASSETS—100.0%		$310,395
Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $38,991 or 12.6% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.37(3)	Quarterly	ICE	5.000%	12/20/26	$(27,850)	$(1,725)	$(2,417)	$692	$—
Total						$(1,725)	$(2,417)	$692	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,516	$—	$17,516
Corporate Bonds and Notes	76,011	—	76,011
Mortgage-Backed Securities	80,123	—	80,123
U.S. Government Securities	132,613	—	132,613
Securities Lending Collateral	820	820	—
Money Market Mutual Fund	5,375	5,375	—
Total Assets	312,458	6,195	306,263
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(1,725)	—	(1,725)
Total Liabilities	(1,725)	—	(1,725)
Total Investments	$310,733	$6,195	$304,538
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
Securities held by the Fund with an end of period value of $1,026 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS SEIX TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.